Investment Risks	Apr. 18, 2025
TappAlpha Innovation 100 Growth & Daily Income ETF | Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Spread Strategy Risk. The Fund may engage in option spread strategies, such as credit spreads, in which it simultaneously buys and sells options on the same underlying asset. While these strategies can be used to manage risk or increase income, they also introduce additional complexities and may limit potential gains or exacerbate losses if not executed as intended. In certain market conditions, such strategies may underperform or fail to mitigate downside exposure as expected.